Nov. 30, 2015
Lord Abbett Multi-Asset Growth Fund
Lord Abbett Multi-Asset Growth Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Multi-Asset Growth Fund

Supplement dated April 29, 2016 to the

Prospectus dated April 1, 2016

Lord Abbett Multi-Asset Growth Fund

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 28 and 29 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.10%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%	1.08%	0.98%	1.43%	1.58%	1.48%	1.23%	0.98%	0.87%

(1)  A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)   A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 347	$ 607	$ 885	$ 1,680	$ 347	$ 607	$ 885	$ 1,680
Class B Shares	$ 701	$ 921	$ 1,268	$ 2,113	$ 201	$ 621	$ 1,068	$ 2,113
Class C Shares	$ 301	$ 621	$ 1,068	$ 2,306	$ 201	$ 621	$ 1,068	$ 2,306
Class F Shares	$ 110	$ 343	$ 595	$ 1,317	$ 110	$ 343	$ 595	$ 1,317
Class I Shares	$ 100	$ 312	$ 542	$ 1,201	$ 100	$ 312	$ 542	$ 1,201
Class P Shares	$ 146	$ 452	$ 782	$ 1,713	$ 146	$ 452	$ 782	$ 1,713
Class R2 Shares	$ 161	$ 499	$ 860	$ 1,878	$ 161	$ 499	$ 860	$ 1,878
Class R3 Shares	$ 151	$ 468	$ 808	$ 1,768	$ 151	$ 468	$ 808	$ 1,768
Class R4 Shares	$ 125	$ 390	$ 676	$ 1,489	$ 125	$ 390	$ 676	$ 1,489
Class R5 Shares	$ 100	$ 312	$ 542	$ 1,201	$ 100	$ 312	$ 542	$ 1,201
Class R6 Shares	$ 89	$ 278	$ 482	$ 1,073	$ 89	$ 278	$ 482	$ 1,073